Share-based payment arrangements - Reconciliation of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2020 € / shares shares	Dec. 31, 2020 shares € / shares shares	Dec. 31, 2020 € / shares shares	Dec. 31, 2019 € / shares shares	Dec. 31, 2019 shares € / shares shares	Dec. 31, 2019 € / shares shares
Number of options
Number of options outstanding, January 1 (in shares)	236,590	236,590			236,590
Number of options forfeited (in shares)	0				0
Number of options exercised (in shares)	0				0
Number of options granted (in shares)	0				0
Number of options vested (in shares) | shares	236,590	236,590	236,590	236,590	236,590	236,590
Number of options outstanding, December 31 (in shares)	236,590			236,590	236,590
Weighted average exercise price
Weighted average exercise price of options outstanding, January 1 (in eur per share)			€ 7.732			€ 7,732.000
Weighted average exercise price of options forfeited (in eur per share)			0			0
Weighted average exercise price of options exercised (in eur per share)			0			0
Share price at grant date (in eur per share)			0			0
Weighted average exercise price of options outstanding, December 31 (in eur per share)			7.732			7.732
Weighted average exercise price of options vested	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0